Income Taxes - Income Tax Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Income Tax Disclosure [Abstract]
Federal	$ 0
State	1
Foreign	1
Total Cash Paid for Income Taxes	$ 2	$ 0	$ 0